Net Loss Per Share (Details) - Schedule of basic and diluted net loss per share (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Basic And Diluted Net Loss Per Share Abstract
Weighted average shares outstanding – basic and dilutive	162,004,172	67,357,878	116,059,520	66,666,508	12,104,523	11,780,078
Diluted net loss per share	$ (0.19)	$ (0.22)	$ (0.48)	$ (0.51)	$ (6.57)	$ (6.59)